Cover	Feb. 06, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 6, 2023, Pluri Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Filing”) in connection with the Company’s intended 2023 Annual Meeting of Stockholders (the “2023 Annual Meeting”) and a notice regarding deadlines for any stockholder proposals pursuant to Rule 14a-8 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). This Amendment No. 1 to Current Report on Form 8-K amends the Company’s Original Filing to correct the date of the 2023 Annual Meeting, which will be held on April 27, 2023.
Document Period End Date	Feb. 06, 2023
Entity File Number	001-31392
Entity Registrant Name	PLURI INC.
Entity Central Index Key	0001158780
Entity Tax Identification Number	98-0351734
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	MATAM Advanced Technology Park
Entity Address, Address Line Two	Building No. 5
Entity Address, City or Town	Haifa
Entity Address, Country	IL
Entity Address, Postal Zip Code	3508409
City Area Code	011
Local Phone Number	972 74 710 7171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $0.00001 per share
Trading Symbol	PLUR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false